Note 4 - Receivable - Related Party (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, New Issues	200,000	550,000
Investor [Member]
Stock Issued During Period, Shares, New Issues		150,000	300,000	150,000
Share Price		$ 2		$ 2
Proceeds from Issuance of Common Stock		$ 300,000	$ 90,000	$ 300,000
Accounts Receivable, Related Parties			$ 0